OTHER ACCOUNTS RECEIVABLE, NET - Other accounts receivable (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other accounts receivables [abstract]
Accounts receivable for goods and services sales in Non-financial sector companies	$ 1,469,899	$ 1,455,555
Debtors	1,889,732	2,061,364
Credit card compensations and network compensation	1,348,140	658,721
Payment in advance	760,877	633,358
Government	579,701	577,117
Conditional contributions	712,135	694,018
Taxes	35,667	30,862
Others	1,385,524	1,490,807
Gross balance of other accounts receivable	8,181,675	7,601,802
Loss allowance	(377,270)	(374,245)
Other accounts receivable, net	$ 7,804,405	$ 7,227,557